CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 8,135,184	$ 17,139,694
Accounts receivable, net	1,952,421	5,152,969
Inventories	518,481	760,530
Deposits with related party		4,576
Prepaid expenses and other current assets	2,748,238	2,847,284
Total current assets	13,354,324	25,905,053
Fixed assets, net	51,952	64,250
Intangible assets, net	26,982,098	32,160,919
API purchase commitment	11,144,257	11,144,257
Other assets	502,697	579,535
Total assets	52,035,328	69,854,014
Current liabilities:
Current portion of senior debt, net	1,740,752	7,175,029
Accounts payable	5,312,344	5,609,556
Accrued expenses	11,594,114	14,683,786
Accrued inventory purchases	14,203,905	14,203,905
Other current liabilities	649,468	221,766
Total current liabilities	33,500,583	41,894,042
Derivative liability	250,000	9,890,000
Other long-term liabilities	437,749	600,920
Total liabilities	34,188,332	52,384,962
Stockholders' Equity:
Preferred stock (par value of $0.0001 per share, 50,000,000 shares authorized, 0 and 500 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively)
Common stock (par value of $0.0001 per share, 150,000,000 shares authorized, 9,826,599 and 9,707,655 shares issued and outstanding as of September 30, 2021, and December 31, 2020, respectively)	983	971
Additional paid-in capital	80,348,891	79,170,225
Accumulated deficit	(62,502,878)	(61,702,144)
Total Stockholders' Equity	17,846,996	17,469,052
Total Liabilities and Stockholders' Equity	$ 52,035,328	$ 69,854,014